Mineral properties, plant and equipment and exploration and evaluation assets (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Depreciation, property, plant and equipment	$ 55	$ 19
Borrowing costs capitalised		$ 3,600
Capitalisation rate of borrowing costs eligible for capitalisation		11.12%
Stripping costs to depletable mineral interests deferred	64,600	$ 36,000
Depletion of stripping costs	12,300	11,400
VAT receivable reclassified to depletable mineral property interests	$ 2,600
Nkran pit [Member]
Statement [Line Items]
Total consideration transferred, acquisition of various mining concessions		$ 8,600